ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Balance Sheets) (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalent	¥ 5,653,853,691	$ 812,125,268	¥ 3,104,916,803
Due from subsidiaries	520,503,579	74,765,661	675,767,723
Due from related parties	91,416,575
Other current assets	1,573,481,940	226,016,539	1,712,888,803
Total current assets	31,688,246,703	4,551,731,834	22,854,259,836
Non-current assets:
Call Option	294,177,634	42,255,973
Other non-current assets	1,466,692,145	210,677,145	912,210,407
Total assets	47,844,717,353	6,872,463,635	35,853,181,909
Current liabilities:
Due to subsidiaries	36,309,710	5,215,564	698,043
Due to related parties	748,615	107,532	910,086
Convertible senior notes-current			68,632
Total current liabilities	31,277,229,167	4,492,692,859	24,141,186,341
Convertible senior notes	728,215,869	104,601,665
Total liabilities	35,403,690,828	5,085,421,989	27,399,203,969
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 133,869,274 and 180,653,497 shares issued as of December 31, 2018 and December 31, 2019, respectively,156,864,737 and 178,930,297 shares outstanding as of December 31, 2018 and December 31, 2019, respectively.)	24,767	3,558	21,727
Additional paid-in capital	4,582,849,862	658,285,194	4,010,739,727
Accumulated other comprehensive income	62,952,198	9,042,517	70,300,898
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2018 and December 31, 2019	(13,875,553)	(1,993,098)	(13,875,553)
Total JinkoSolar Holding Co., Ltd. shareholders' equity	9,303,318,015	1,336,338,019	7,839,891,314
Total liabilities, redeemable non-controlling interest and shareholders' equity	47,844,717,353	6,872,463,635	35,853,181,909
Reportable Legal Entities [Member] | Parent Company [Member]
Current assets:
Cash and cash equivalent	4,556,832	654,548	3,509,861
Due from subsidiaries	3,427,985,887	492,399,363	2,509,376,092
Due from related parties	16,791,784	2,411,989	3,919,423
Other current assets	40,601,328	5,832,016	152,275
Total current assets	3,489,935,831	501,297,916	2,516,957,651
Non-current assets:
Investments in subsidiaries	7,775,688,241	1,116,907,731	6,843,226,906
Due from related parties - non current	48,471,930	6,962,557	40,402,875
Call Option	294,177,634	42,255,975
Other non-current assets	11,961,460	1,718,156
Total assets	11,620,235,096	1,669,142,335	9,400,587,432
Current liabilities:
Due to subsidiaries	1,564,636,609	224,745,986	1,531,072,256
Due to related parties	3,061,179	439,711	3,939,224
Other current liabilities	6,076,910	872,894	4,129,886
Convertible senior notes-current			68,632
Total current liabilities	1,573,774,698	226,058,591	1,539,209,998
Due to related parties - non-current	14,926,514	2,144,060	21,486,120
Convertible senior notes	728,215,869	104,601,665	0
Total liabilities	2,316,917,081	332,804,316	1,560,696,118
Shareholders' equity:
Ordinary shares (US$0.00002 par value, 500,000,000 shares authorized, 133,869,274 and 180,653,497 shares issued as of December 31, 2018 and December 31, 2019, respectively,156,864,737 and 178,930,297 shares outstanding as of December 31, 2018 and December 31, 2019, respectively.)	24,767	3,558	21,727
Additional paid-in capital	4,582,849,862	658,285,194	4,010,739,727
Accumulated other comprehensive income	62,952,198	9,042,517	70,300,898
Treasury stock, at cost; 1,723,200 ordinary shares as of December 31, 2018 and December 31, 2019	(13,875,553)	(1,993,098)	(13,875,553)
Retained earnings	4,671,366,741	670,999,848	3,772,704,515
Total JinkoSolar Holding Co., Ltd. shareholders' equity	9,303,318,015	1,336,338,019	7,839,891,314
Total liabilities, redeemable non-controlling interest and shareholders' equity	¥ 11,620,235,096	$ 1,669,142,335	¥ 9,400,587,432